Note 16 - Gain on Insurance Proceeds (Details Textual) - USD ($)	12 Months Ended
	Oct. 31, 2023	Oct. 31, 2022	Oct. 31, 2021
Proceeds from Insurance Settlement, Investing Activities	$ 1,946,992	$ 0	$ 0
Other Nonoperating Income (Expense) [Member]
Proceeds from Insurance Settlement, Investing Activities	2,199,463
Water Damage from Pipe Burst [Member]
Unusual or Infrequent Item, or Both, Net of Insurance Proceeds	2,580,986
Unusual or Infrequent Item, or Both, Gain, Gross	7,538
Unusual or Infrequent Item, or Both, Loss, Gross	$ 381,523